Dividends (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Detailed Information About Dividends [Abstract]
Summary of Dividends

Record date	Payment date	Total Dividends on Common Stock

June 27, 2022	July 15, 2022	$9.4

August 31, 2022	September 30, 2022	7.1

November 30, 2022	December 30, 2022	7.1

February 28, 2023	March 31, 2023	7.1

		$30.7